INTANGIBLE ASSETS OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL

NOTE 15 - INTANGIBLE ASSETS OTHER THAN GOODWILL

The details of intangible assets are as follows:

	Classes of intangible assets		Classes of intangible assets
	(net)		(gross)
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$
Airport slots	587,214	627,742	587,214	627,742
Loyalty program	190,542	204,615	190,542	204,615
Computer software	136,135	139,113	463,478	528,097
Developing software	104,874	68,521	105,673	69,379
Trademarks (1)	-	6,340	36,723	39,803
Other assets	127	228	1,315	1,315
Total	1,018,892	1,046,559	1,384,945	1,470,951

Movement in Intangible assets other than goodwill:

	Computer			Trademarks
	software	Developing	Airport	and loyalty
	Net	software	slots (2)	program (1) (2)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	156,469	151,853	828,969	303,781	1,441,072
Additions	278	91,371	47,587	-	139,236
Withdrawals	(270)	(1,123)	-	-	(1,393)
Transfer software	136,935	(140,102)	-	-	(3,167)
Foreign exchange	(1,981)	(2,806)	(30,597)	(11,612)	(46,996)
Amortization	(70,107)	-	-	(10,404)	(80,511)
Adjustment application IAS 29 by hyperinflation Argentina	-	-	-	-	-
Closing balance as of December 31, 2019	221,324	99,193	845,959	281,765	1,448,241

Opening balance as of January 1, 2020	221,324	99,193	845,959	281,765	1,448,241
Additions	45	76,331	-	-	76,376
Withdrawals	(333)	(454)	(36,896)	-	(37,683)
Transfer software	101,015	(99,890)	-	-	1,125
Foreign exchange	(20,242)	(6,659)	(181,321)	(63,478)	(271,700)
Amortization	(162,468)	-	-	(7,332)	(169,800)
Closing balance as of December 31, 2020	139,341	68,521	627,742	210,955	1,046,559

Opening balance as of January 1, 2021	139,341	68,521	627,742	210,955	1,046,559
Additions	-	82,798	-	-	82,798
Withdrawals	(275)	(429)	-	-	(704)
Transfer software	46,144	(45,657)	-	(352)	135
Foreign exchange	(3,571)	(359)	(40,528)	(14,276)	(58,734)
Amortization	(45,377)	-	-	(5,785)	(51,162)
Closing balance as of December 31, 2021	136,262	104,874	587,214	190,542	1,018,892

(1)	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group’s brand will be LATAM, which united all the companies under a single image.

The estimate of the new useful life is 5 years, equivalent to the period necessary to complete the change of image.

At December 31, 2021 TAM’s trademark is fully amortized

(2)	See Note 2.5

(3)	In 2020, a digital transformation was implemented (LATAM XP), as a result some projects became obsolete and were fully amortized.

For further detail on impairment test see Note 16.

The amortization of each period is recognized in the consolidated income statement in the administrative expenses. The cumulative amortization of computer programs, brands and other assets as of December 31, 2021, amounts to ThUS $ 366,053 (ThUS $ 424,932 as of December 31, 2020).

b) Impairment Test Intangible Assets with an indefinite useful life

As of December 31, 2021, the Company maintains only the CGU “Air Transport”.

The CGU “Air transport” considers the transport of passengers and cargo, both in the domestic markets of Chile, Peru, Argentina, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe, Africa and Oceania.

As of December 31, 2021, in accordance with the accounting policy, the Company performed the annual impairment test.

The recoverable amount of the CGU was determined based on calculations of the value in use. These calculations use projections of 5 years cash flows after taxes from the financial budgets approved by the Administration. Cash flows beyond the budgeted period are extrapolated using growth rates and estimated average volumes, which do not exceed long-term average growth rates.

Management’s cash flow projections included significant judgements and assumptions related to annual revenue growth rates, discount rate, inflation rates, the exchange rate and price of fuel. The annual revenue growth rate is based on past performance and management’s expectations of market development in each of the countries in which it operates. The discount rates used, for the CGU “Air transport”, are in determined in US dollars, after taxes, and reflect specific risks related to the relevant countries of each of the operations. Inflation rates and exchange rates are based on the data available from the countries and the information provided by the Central Banks of the various countries where it operates, and the price of fuel is determined based on estimated levels of production, the competitive environment of the market in which they operate and their commercial strategy.

The recoverable values were determined using the following assumptions:

CGU
Air transport
Annual growth arte (Terminal)%		1.1 – 2.5
Exchange rate (1)	R$/US$	5.4 – 5.7
Discount rate base don the weighted average Cost of Capital (WACC)%		8.60 – 10.60
Fuel Price from future prices curves Commodities markets	US$/barrel	71 - 73

(1)	In line with expectations of the Central Bank of Brazil.

The result of the impairment test, which includes a sensitivity analysis of its main variables, showed that the calculated recoverable values exceed the book value of the cash-generating unit, and therefore no impairment was detected.

The CGU is sensitive to annual growth rates, discounts, exchange rates and fuel price. The sensitivity analysis included the individual impact of changes in critical estimates in determining recoverable amounts, namely:

	Increase	Decrease rate	Increase
	WACC	Terminal growth	Fuel Price
	Maximum	Minimal	Maximum
	%	%
Air Transportation CGU	10.6	1.1	100-114

In none of the above scenarios an impairment of the cash-generating unit was identified.